Other Provisions - Schedule of Other Current Provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Outstanding invoices	€ 944	€ 393
Costs for financial statements and auditing	224	143
Provisions for litigation costs, current	1,696
Other provisions	27	26
Total current provisions	2,891	€ 562
Utilization [Member]
Statement Line Items [Line Items]
Outstanding invoices	262
Costs for financial statements and auditing	141
Provisions for litigation costs, current
Other provisions
Total current provisions	403
Released [Member]
Statement Line Items [Line Items]
Outstanding invoices	34
Costs for financial statements and auditing	2
Provisions for litigation costs, current
Other provisions
Total current provisions	36
Additions [Member]
Statement Line Items [Line Items]
Outstanding invoices	840
Costs for financial statements and auditing	224
Provisions for litigation costs, current	1,696
Other provisions	1
Total current provisions	2,761
Translation Difference [Member]
Statement Line Items [Line Items]
Outstanding invoices	7
Costs for financial statements and auditing
Provisions for litigation costs, current
Other provisions
Total current provisions	€ 7